Consolidated Statement of Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Income [Line Items]
Net interest income		€ 15,673	€ 15,161	€ 16,122
Provision for credit losses		1,707	1,830	1,505
Net commission and fee income		10,891	10,372	9,206
Net income (loss) from equity method investments		(6)	12	(38)
Compensation and benefits		11,813	11,731	11,131
General and administrative expenses		8,860	11,243	10,112
Impairment of goodwill and other intangible assets		0	0	233
Restructuring activities		(15)	(3)	220
Total noninterest expenses		20,658	22,971	21,695
Profit (loss) before income taxes		9,069	6,703	7,955
Deutsche Bank AG
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	44,440	48,996	43,546
Interest expense		28,766	33,835	27,424
Net interest income		15,673	15,161	16,122
Provision for credit losses		1,707	1,830	1,505
Net interest income after provision for credit losses		13,967	13,331	14,617
Net commission and fee income		10,891	10,372	9,206
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		4,577	5,655	5,575
Net gains (losses) from derecognition of financial assets measured at amortized cost		9	(11)	(96)
Net gains (losses) on financial assets at fair value through other comprehensive income		49	48	0
Net income (loss) from equity method investments		(6)	12	(38)
Other income (loss)		240	267	387
Total noninterest income		15,761	16,344	15,033
Compensation and benefits		11,813	11,731	11,131
General and administrative expenses		8,860	11,243	10,112
Impairment of goodwill and other intangible assets		0	0	233
Restructuring activities		(15)	(3)	220
Total noninterest expenses		20,658	22,971	21,695
Profit (loss) before income taxes		9,069	6,703	7,955
Income tax expense (benefit)		2,255	2,223	1,503
Profit (loss)		6,814	4,481	6,452
Profit (loss) attributable to noncontrolling interests		208	139	119
Profit (loss), attributable to owners of parent		€ 6,606	€ 4,342	€ 6,332

[1]	Interest and similar income included € 32.5 billion, € 36.5 billion and € 34.0 billion for the year ended December 31, 2025, 2024 and 2023, respectively, calculated based on effective interest method